Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of movements in the carrying amount of property and equipment
Movements in the carrying amount of property and equipment were as follows:

In thousands of USD	Buildings	Technical equipment and machinery	Transportation equipment, office equipment and other equipment	Right of use assets - Office and Warehouse	Total
Cost
Balance as of January 1, 2024	2,483	5,263	18,524	20,593	46,863
Additions	1,081	1,360	1,293	11,274	15,008
Lease modifications	—	—	—	(6,765)	(6,765)
Disposals	(1,360)	(1,846)	(5,254)	—	(8,460)
Effect of hyperinflationary economies	(2)	56	66	60	180
Effect of translation	(193)	(599)	(2,896)	(2,116)	(5,804)
Balance as of December 31, 2024	2,009	4,234	11,733	23,046	41,022
Additions	1,024	2,081	1,363	2,076	6,544
Lease modifications	—	—	—	(6,306)	(6,306)
Disposals	(63)	(76)	(354)	—	(493)
Effect of hyperinflationary economies	3	21	46	59	129
Effect of translation	280	616	1,364	2,155	4,415
Balance as of December 31, 2025	3,253	6,876	14,152	21,030	45,311
Accumulated depreciation
Balance as of January 1, 2024	(1,849)	(3,196)	(13,118)	(14,339)	(32,502)
Depreciation charge	(260)	(854)	(2,158)	(4,887)	(8,159)
Impairments	(17)	—	(14)	(59)	(90)
Accumulated depreciation on disposals	1,105	1,449	4,720	—	7,274
Lease modifications	—	—	9	6,226	6,235
Effect of translation	120	269	1,948	1,079	3,416
Balance as of December 31, 2024	(901)	(2,332)	(8,613)	(11,980)	(23,826)
Depreciation charge	(410)	(872)	(1,610)	(5,028)	(7,920)
Impairments	18	—	15	62	95
Accumulated depreciation on disposals	37	71	252	—	360
Lease modifications	—	—	—	7,556	7,556
Effect of hyperinflationary economies	(1)	(10)	(36)	—	(47)
Effect of translation	(108)	(291)	(1,002)	(965)	(2,366)
Balance as of December 31, 2025	(1,365)	(3,434)	(10,994)	(10,355)	(26,148)
Carrying amount as of December 31, 2024	1,108	1,902	3,120	11,066	17,196
Carrying amount as of December 31, 2025	1,888	3,442	3,158	10,675	19,163

Schedule of lease liabilities and movements during the period
Set out below, are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

In thousands of USD	Right of use assets	Lease Liabilities

As of January 1, 2024	6,254	6,075
Additions	11,274	10,158
Depreciation	(4,887)	—
Impairment	(59)	—
Interest expense	—	1,532
Lease modifications	(539)	(628)
Effect of hyperinflationary economies	60	—
Payments (Note 19)	—	(5,123)
Effect of translation	(1,037)	(816)
As of January 1, 2025	11,066	11,198
Additions	2,076	2,062
Depreciation	(5,028)	—
Impairment	62	—
Interest expense	—	2,781
Lease modifications	1,250	1,210
Effect of hyperinflationary economies	59	—
Payments (Note 19)	—	(6,324)
Effect of translation	1,190	795
As of December 31, 2025	10,675	11,722

Schedule of amounts recognized in profit or loss related to right of use assets and leases
The following are the amounts recognized in profit or loss:

In thousands of USD	2023	2024	2025
Depreciation expense of right-of-use assets	(5,204)	(4,887)	(5,028)
Interest expense on lease liabilities	(1,074)	(1,532)	(2,781)
Expense relating to short-term leases	(2,035)	(1,265)	(918)
Total amount recognized in profit or loss	(8,313)	(7,684)	(8,727)